UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 14.6%
Auto Components 0.5%
Drew Industries (1)	6,300	154
Gentex	13,400	230
		384
Automobiles 0.3%
Thor Industries	7,200	214
		214
Diversified Consumer Services 2.6%
Bright Horizons Family Solutions (1)	11,300	486
Capella Education (1)	3,200	175
DeVry	12,100	506
ITT Educational Services (1)	6,600	303
Matthews International, Class A	5,400	260
Sotheby's, Class A	6,400	185
Steiner Leisure (1)	3,500	116
		2,031
Hotels, Restaurants & Leisure 3.2%
Burger King	14,300	396
Chipotle Mexican Grill, Class B (1)	4,100	398
Choice Hotels International	4,500	153
Monarch Casino & Resort (1)	5,100	90
Orient-Express, Class A	4,400	190
Red Robin Gourmet Burgers (1)	8,100	304
Sonic (1)	16,705	368
WMS Industries (1)	16,500	594
		2,493
Household Durables 0.4%
iRobot (1)	3,200	55
Jarden (1)	7,700	167
Tempur-Pedic	9,400	104
		326
Internet & Catalog Retail 1.3%
Blue Nile (1)	4,100	222
priceline.com (1)	6,600	798
		1,020
Leisure Equipment & Products 0.4%
Polaris Industries	6,800	279
		279
Media 0.8%
Interactive Data	6,500	185
John Wiley & Sons	5,600	222
Marvel Entertainment (1)	7,500	201
		608
Multiline Retail 0.5%
Big Lots (1)	11,500	257
Saks (1)	10,700	133
		390
Specialty Retail 2.7%
AC Moore Arts & Crafts (1)	16,200	110
Aeropostale (1)	9,900	268
GameStop (1)	4,500	233
Guess ?	4,800	194
Gymboree (1)	12,400	495
Hibbett Sports (1)	8,300	128
J. Crew (1)	7,600	336
Jos. A. Bank Clothiers (1)	3,000	62
TSC (1)	5,600	221
Zumiez (1)	3,000	47
		2,094
Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor (1)	2,100	226
Fossil (1)	9,675	295
Hanesbrands (1)	11,500	336
Iconix Brand Group (1)	13,700	238
Warnaco Group (1)	9,000	355
		1,450
Total Consumer Discretionary		11,289
CONSUMER STAPLES 3.3%
Beverages 0.6%
Boston Beer, Class A (1)	6,600	314
Hansen Natural (1)	5,200	184
		498
Food & Staples Retailing 0.1%
The Pantry (1)	3,700	78
		78
Food Products 0.4%
Flowers Foods	6,400	158
Ralcorp Holdings (1)	2,300	134
		292
Household Products 0.6%
Church & Dwight	8,300	450
		450
Personal Products 1.6%
Alberto Culver	13,700	375
Chattem (1)	4,200	279
Herbalife	7,800	370
NBTY (1)	7,300	219
		1,243

Total Consumer Staples		2,561
ENERGY 12.4%

Energy Equipment & Services 7.0%
Atwood Oceanics (1)	3,900	358
Core Laboratories (1)	5,200	620
Dawson Geophysical (1)	2,700	182
Dresser-Rand Group (1)	10,700	329
Global Industries (1)	21,500	346
Helix Energy Solutions Group (1)	8,800	277
Helmerich & Payne	9,800	459
ION Geophysical (1)	9,500	131
NATCO Group, Class A (1)	5,400	253
Oceaneering International (1)	5,600	353
Oil States International (1)	16,800	753
Seacor (1)	1,600	137
Superior Energy (1)	11,000	436
TETRA Technologies (1)	14,600	231
Unit (1)	2,100	119
W-H Energy Services (1)	6,600	454
		5,438
Oil, Gas & Consumable Fuels 5.4%
Bill Barrett (1)	5,900	279
Cabot Oil & Gas	16,300	829
Comstock Resources (1)	6,000	242
Denbury Resources (1)	9,800	280
Foundation Coal	8,700	438
Frontier Oil	9,300	253
Mariner Energy (1)	13,065	353
Massey Energy	9,500	347
Penn Virginia	9,600	423
Petrohawk Energy (1)	19,100	385
St. Mary Land & Exploration	8,500	327
		4,156
Total Energy		9,594
FINANCIALS 4.3%
Capital Markets 2.1%
Affiliated Managers Group (1)	7,700	699
Cohen & Steers	2,300	61
GFI Group	2,200	126
Greenhill	7,200	501
Knight Capital Group (1)	3,600	58
optionsXpress	6,800	141
Penson Worldwide (1)	4,000	37
		1,623
Commercial Banks 0.4%
Pinnacle Financial Partners (1)	2,600	67
SVB Financial Group (1)	3,700	161
UCBH	10,300	80
		308
Insurance 1.5%
HCC Insurance Holdings	11,800	268
Max Capital Group	7,100	186
Philadelphia Consolidated (1)	9,000	290
StanCorp Financial Group	8,100	386
		1,130
Real Estate Investment Trusts (REITs) 0.0%
PS Business Parks, REIT	700	36
		36
Real Estate Management & Development 0.3%
Jones Lang LaSalle	2,900	224
		224

Total Financials		3,321
HEALTH CARE 17.5%

Biotechnology 4.6%
Acadia Pharmaceuticals (1)	3,600	33
Acorda Therapeutics (1)	2,800	50
Alexion Pharmaceutical (1)	5,100	302
Alkermes (1)	12,500	149
Alnylam Pharmaceuticals (1)	1,900	46
Array BioPharma (1)	3,900	27
BioMarin Pharmaceutical (1)	11,900	421
Cepheid (1)	5,800	141
Cubist Pharmaceuticals (1)	6,000	111
deCODE genetics (1)	17,300	26
Human Genome Sciences (1)	12,400	73
Incyte (1)	27,700	291
Isis Pharmaceuticals (1)	2,600	37
Lexicon Pharmaceuticals (1)	10,700	22
LifeCell (1)	3,500	147
Martek Biosciences (1)	3,700	113
Medarex (1)	11,900	105
Myriad Genetics (1)	5,400	218
ONYX Pharmaceuticals (1)	5,900	171
OSI Pharmaceuticals (1)	6,500	243
PDL Biopharma (1)	17,600	186
Regeneron Pharmaceuticals (1)	7,300	140
Rigel Pharmaceuticals (1)	5,600	105
Seattle Genetics (1)	7,000	64
Senomyx (1)	12,500	74
Theravance (1)	5,300	56
United Therapeutics (1)	2,700	234
		3,585
Health Care Equipment & Supplies 4.7%
American Medical Systems (1)	6,800	96
ArthroCare (1)	5,900	197
Edwards Lifesciences (1)	8,000	356
Gen-Probe (1)	9,900	477
Hologic (1)	4,952	275
IDEXX Laboratories (1)	7,800	384
Immucor (1)	14,400	307
Integra LifeSciences (1)	2,300	100
Invitrogen (1)	4,900	419
Meridian Bioscience	16,950	567
ResMed (1)	7,800	329
Stereotaxis (1)	6,000	36
Steris	5,400	145
		3,688
Health Care Providers & Services 4.3%
Air Methods (1)	3,500	169
Amedisys (1)	5,333	210
Centene (1)	11,700	163
Chemed	6,400	270
Gentiva Health Services (1)	9,700	211
HealthExtras (1)	8,800	219
Healthspring (1)	8,000	113
Healthways (1)	5,800	205
inVentiv Health (1)	5,800	167
LifePoint Hospitals (1)	5,900	162
Pediatrix Medical Group (1)	6,800	458
PSS World Medical (1)	8,400	140
Psychiatric Solutions (1)	8,300	282
Sun Healthcare (1)	13,000	171
Sunrise Senior Living (1)	4,500	100
VCA Antech (1)	9,700	265
		3,305
Health Care Technology 0.4%
Cerner (1)	5,200	194
Phase Forward (1)	5,300	90
		284
Life Sciences Tools & Services 2.6%
Affymetrix (1)	8,400	146
Dionex (1)	2,000	154
Exelixis (1)	14,800	103
Illumina (1)	6,800	516
Parexel International (1)	13,400	350
PharmaNet Development Group (1)	3,600	91
Techne (1)	5,900	397
Varian (1)	4,000	232
		1,989
Pharmaceuticals 0.9%
Medicines Company (1)	4,900	99
Medicis Pharmaceutical, Class A	5,700	112
Sciele Pharma (1)	4,500	88
Valeant Pharmaceuticals (1)	11,900	153
ViroPharma (1)	6,100	55
Xenoport (1)	5,200	210
		717

Total Health Care		13,568
INDUSTRIALS & BUSINESS SERVICES 17.1%

Aerospace & Defense 2.3%
Alliant Techsystems (1)	4,700	486
BE Aerospace (1)	5,200	182
Ceradyne (1)	6,600	211
DRS Technologies	4,138	241
HEICO, Class A	2,500	98
Teledyne Technologies (1)	8,300	390
Transdigm Group (1)	4,200	156
		1,764
Air Freight & Logistics 1.0%
Hub Group, Class A (1)	6,900	227
UTi Worldwide	26,000	522
		749
Airlines 0.2%
SkyWest	5,300	112
		112
Commercial Services & Supplies 5.3%
Administaff	5,000	118
Advisory Board (1)	8,400	461
ChoicePoint (1)	5,066	241
Copart (1)	8,700	337
Corporate Executive Board	5,800	235
Heidrick & Struggles International	4,200	137
Huron Consulting Group (1)	4,600	191
IHS (1)	4,400	283
Kenexa (1)	9,000	166
Knoll	3,700	43
Korn/Ferry (1)	6,200	105
Navigant Consulting (1)	4,300	82
Resources Connection	20,300	363
Rollins	7,600	134
Stericycle (1)	14,200	731
Waste Connections (1)	14,250	438
		4,065
Construction & Engineering 0.7%
Foster Wheeler (1)	2,500	142
Perini (1)	2,900	105
Quanta Services (1)	14,092	326
		573
Electrical Equipment 1.9%
AMETEK	10,500	461
General Cable (1)	6,800	402
II-VI (1)	10,600	403
Thomas & Betts (1)	6,000	218
		1,484
Machinery 4.7%
Actuant, Class A	28,000	846
Bucyrus International, Class A	4,300	437
Chart Industries (1)	3,900	132
Gardner Denver Machinery (1)	4,900	182
Graco	6,400	232
Kaydon	5,700	250
Kennametal	4,800	141
Manitowoc	9,600	392
Middleby (1)	3,400	212
RBC Bearings (1)	6,400	238
Toro	8,400	348
Wabtec	6,800	256
		3,666
Marine 0.1%
Horizon Lines, Class A	5,500	102
		102
Road & Rail 0.5%
Landstar Systems	7,800	407
		407
Trading Companies & Distributors 0.4%
Beacon Roofing Supply (1)	8,100	81
MSC Industrial Direct	6,100	258
		339

Total Industrials & Business Services		13,261
INFORMATION TECHNOLOGY 23.6%
Communications Equipment 2.8%
ADTRAN	10,200	189
Avocent (1)	5,475	92
Blue Coat Systems (1)	10,000	220
Commscope (1)	9,700	338
Comtech Telecommunications (1)	8,800	343
Dycom Industries (1)	5,300	64
F5 Networks (1)	16,600	302
Foundry Networks (1)	16,000	185
Netgear (1)	4,400	88
Plantronics	6,800	131
Polycom (1)	10,142	229
		2,181
Computers & Peripherals 0.4%
Emulex (1)	7,400	120
Intermec (1)	4,000	89
Palm (1)	20,000	100
		309
Electronic Equipment & Instruments 4.1%
Cyberoptics (1)	20,800	227
Dolby Laboratories, Class A (1)	10,300	373
FLIR Systems (1)	28,600	861
Itron (1)	3,200	289
Mettler-Toledo International (1)	6,700	651
Orbotech (1)	8,900	163
Rofin-Sinar Technology (1)	6,400	287
Trimble Navigation (1)	5,500	157
TTM Technologies (1)	13,600	154
		3,162
Internet Software & Services 2.4%
CNET Networks (1)	33,800	240
Dealertrack (1)	6,900	139
Digital River (1)	7,500	232
J2 Global Communications (1)	10,200	228
Omniture (1)	5,243	122
Sina (1)	6,300	222
Taleo, Class A (1)	14,200	275
ValueClick (1)	14,300	247
Websense (1)	8,300	156
		1,861
IT Services 3.4%
CACI International, Class A (1)	6,200	282
CyberSource (1)	21,100	308
Global Payments	10,400	430
Heartland Payment Systems	10,900	251
NCI (1)	23,500	442
Neustar, Class A (1)	7,000	185
Perot Systems, Class A (1)	20,000	301
RightNow Technologies (1)	18,900	225
SRA International, Class A (1)	8,000	195
		2,619
Semiconductor & Semiconductor Equipment 4.6%
Advanced Energy Industries (1)	18,400	244
Cabot Microelectronics (1)	3,600	116
Cohu	10,500	171
Cymer (1)	9,400	245
Diodes (1)	8,200	180
Entegris (1)	23,000	165
Formfactor (1)	6,300	120
Integrated Device Technology (1)	24,300	217
Intersil, Class A	9,800	252
Mattson Technology (1)	13,000	79
Micrel	18,600	172
ON Semiconductor (1)	64,900	369
Pericom Semiconductor (1)	8,000	117
PMC-Sierra (1)	23,800	136
Semtech (1)	17,300	248
Standard Microsystems (1)	3,100	91
Varian Semiconductor Equipment (1)	14,825	417
Verigy (1)	7,500	141
Virage Logic (1)	15,400	89
		3,569
Software 5.9%
Actuate (1)	29,700	122
Ansoft (1)	8,900	272
Ansys (1)	11,300	390
Blackboard (1)	8,100	270
Epicor Software (1)	13,600	152
FactSet Research Systems	8,100	436
Fair Isaac	7,256	156
Informatica (1)	34,700	592
Jack Henry & Associates	7,800	192
Lawson Software (1)	15,400	116
Macrovision (1)	11,100	150
MICROS Systems (1)	10,600	357
MicroStrategy (1)	1,600	118
Parametric Technology (1)	7,700	123
Progress Software (1)	4,700	141
Quest Software (1)	12,000	157
SPSS (1)	6,400	248
Synopsys (1)	7,800	177
THQ (1)	6,400	140
TIBCO Software (1)	18,100	129
Wind River Systems (1)	12,500	97
		4,535

Total Information Technology		18,236
MATERIALS 4.7%

Chemicals 2.2%
Airgas	8,500	386
Hercules	11,200	205
Koppers	5,200	230
Nalco	18,900	400
Scotts Miracle Gro	5,800	188
Terra Industries (1)	9,500	338
		1,747
Construction Materials 0.2%
Eagle Materials	3,600	128
		128
Containers & Packaging 0.8%
Crown Cork & Seal (1)	16,500	415
Greif Brothers	3,000	204
		619
Metals & Mining 1.5%
Carpenter Technology	5,400	302
Cleveland-Cliffs	5,800	695
Hecla Mining (1)	16,000	179
		1,176
Total Materials		3,670
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.6%
CBeyond (1)	5,700	107
Cogent Communications Group (1)	5,400	99
Time Warner Telecom, Class A (1)	13,700	212
		418
Wireless Telecommunication Services 1.4%
Leap Wireless International (1)	6,900	322
SBA Communications (1)	22,000	656
Syniverse (1)	6,900	115
		1,093
Total Telecommunication Services		1,511

Total Common Stocks (Cost $68,625)		77,011

SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Reserve Investment Fund, 3.29% (2)(3)	497,731	498
Total Short-Term Investments (Cost $498)		498

Total Investments in Securities
100.2% of Net Assets (Cost $69,123)		$77,509

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
REIT	Real Estate Investment Trust

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund,
3.29%	¤	¤	$ 5	$ 498	$ 485

Totals			$ 5	$ 498	$ 485

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$498
Dividend income	5
Interest income	-
Investment income	5
Realized gain (loss) on securities	-
Capital gain distributions from
mutual funds	-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk) Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs Investments in Securities

Level 1 – quoted prices $ 77,011,000 Level 2 – significant other observable inputs 498,000 Level 3 – significant unobservable inputs 0 Total $ 77,509,000

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $69,123,000. Net unrealized gain aggregated $8,386,000 at period-end, of which $16,745,000 related to appreciated investments and $8,359,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008